FAIR VALUE DISCLOSURES (Details) - Recurring - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Net Asset (Liability) [Abstract]
Total assets	$ 96,963	$ 45,791
Total liabilities	6,440	46,235	$ 18,022
Level 2
Fair Value, Net Asset (Liability) [Abstract]
Total assets	96,963	45,791
Level 3
Fair Value, Net Asset (Liability) [Abstract]
Total liabilities	6,440	46,235	18,022
Marketable securities
Fair Value, Net Asset (Liability) [Abstract]
Total assets	700
Marketable securities | Level 2
Fair Value, Net Asset (Liability) [Abstract]
Total assets	700
Derivative and warrant Liabilities
Fair Value, Net Asset (Liability) [Abstract]
Total liabilities		46,235
Derivative and warrant Liabilities | Level 3
Fair Value, Net Asset (Liability) [Abstract]
Total liabilities		46,235
Corporate debt
Fair Value, Net Asset (Liability) [Abstract]
Total assets		16,428
Corporate debt | Level 2
Fair Value, Net Asset (Liability) [Abstract]
Total assets		16,428
Corporate debt | Marketable securities
Fair Value, Net Asset (Liability) [Abstract]
Total assets	38,902
Corporate debt | Marketable securities | Level 2
Fair Value, Net Asset (Liability) [Abstract]
Total assets	38,902
Asset-backed
Fair Value, Net Asset (Liability) [Abstract]
Total assets		12,492
Asset-backed | Level 2
Fair Value, Net Asset (Liability) [Abstract]
Total assets		12,492
Asset-backed | Marketable securities
Fair Value, Net Asset (Liability) [Abstract]
Total assets	17,998
Asset-backed | Marketable securities | Level 2
Fair Value, Net Asset (Liability) [Abstract]
Total assets	17,998
Commercial paper
Fair Value, Net Asset (Liability) [Abstract]
Total assets		12,956
Commercial paper | Level 2
Fair Value, Net Asset (Liability) [Abstract]
Total assets		12,956
Commercial paper | Marketable securities
Fair Value, Net Asset (Liability) [Abstract]
Total assets	850
Commercial paper | Marketable securities | Level 2
Fair Value, Net Asset (Liability) [Abstract]
Total assets	850
U.S. agency securities | Marketable securities
Fair Value, Net Asset (Liability) [Abstract]
Total assets	16,984
U.S. agency securities | Marketable securities | Level 2
Fair Value, Net Asset (Liability) [Abstract]
Total assets	16,984
Non-U.S. securities
Fair Value, Net Asset (Liability) [Abstract]
Total assets		700
Non-U.S. securities | Level 2
Fair Value, Net Asset (Liability) [Abstract]
Total assets		700
U.S. Treasury
Fair Value, Net Asset (Liability) [Abstract]
Total assets		1,000
U.S. Treasury | Level 2
Fair Value, Net Asset (Liability) [Abstract]
Total assets		1,000
U.S. Treasury | Marketable securities
Fair Value, Net Asset (Liability) [Abstract]
Total assets	6,697
U.S. Treasury | Marketable securities | Level 2
Fair Value, Net Asset (Liability) [Abstract]
Total assets	6,697
Interest rate caps
Fair Value, Net Asset (Liability) [Abstract]
Total assets		4
Interest rate caps | Level 2
Fair Value, Net Asset (Liability) [Abstract]
Total assets		4
Mortgage loans held for sale pledged under agreements to repurchase
Fair Value, Net Asset (Liability) [Abstract]
Total assets		2,116
Mortgage loans held for sale pledged under agreements to repurchase | Level 2
Fair Value, Net Asset (Liability) [Abstract]
Total assets		2,116
Mortgage loans held for sale pledged under agreements to repurchase | Marketable securities
Fair Value, Net Asset (Liability) [Abstract]
Total assets	13,984
Mortgage loans held for sale pledged under agreements to repurchase | Marketable securities | Level 2
Fair Value, Net Asset (Liability) [Abstract]
Total assets	13,984
Interest rate lock commitments
Fair Value, Net Asset (Liability) [Abstract]
Total assets		95
Interest rate lock commitments | Fair Value, Inputs, Level 1 [Member]
Fair Value, Net Asset (Liability) [Abstract]
Total assets		95
Interest rate lock commitments | Other current assets
Fair Value, Net Asset (Liability) [Abstract]
Total assets	848
Interest rate lock commitments | Other current assets | Level 2
Fair Value, Net Asset (Liability) [Abstract]
Total assets	848
Warrant
Fair Value, Net Asset (Liability) [Abstract]
Total liabilities		4,538
Warrant | Level 3
Fair Value, Net Asset (Liability) [Abstract]
Total liabilities		4,538
Warrant | Accounts Payable and Accrued Liabilities [Member]
Fair Value, Net Asset (Liability) [Abstract]
Total liabilities	6,440
Warrant | Accounts Payable and Accrued Liabilities [Member] | Level 3
Fair Value, Net Asset (Liability) [Abstract]
Total liabilities	$ 6,440
Warrant | Derivative and warrant Liabilities
Fair Value, Net Asset (Liability) [Abstract]
Total liabilities		4,538	18,022
Warrant | Derivative and warrant Liabilities | Level 3
Fair Value, Net Asset (Liability) [Abstract]
Total liabilities		4,538	$ 18,022
Embedded conversion options
Fair Value, Net Asset (Liability) [Abstract]
Total liabilities		41,697
Embedded conversion options | Level 3
Fair Value, Net Asset (Liability) [Abstract]
Total liabilities		41,697
Embedded conversion options | Derivative and warrant Liabilities
Fair Value, Net Asset (Liability) [Abstract]
Total liabilities		41,697
Embedded conversion options | Derivative and warrant Liabilities | Level 3
Fair Value, Net Asset (Liability) [Abstract]
Total liabilities		$ 41,697